Expense Example - Ashmore Emerging Markets Small-Cap Equity Fund	Institutional 1 year	Institutional 3 years	Institutional 5 years	Institutional 10 years	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years
USD ($)	155	697	1,267	2,817	695	1,251	1,832	3,401	355	1,065	1,893	4,043